Financial Risk Management and Fair Values - Schedule of Movement in the Allowances for Loan Losses (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	¥ 37	¥ 37
Amounts written off during the year	(2)	(8)
Impairment losses written back	(4)
Impairment losses recognised during the year	5	8
Ending balance	36	37
IAS 39 carrying amount [member]
Disclosure of financial assets [line items]
Beginning balance	¥ 37
Ending balance		¥ 37